RESTRUCTURING CHARGES (Details 2) - USD ($) $ in Millions	3 Months Ended					6 Months Ended		19 Months Ended	68 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 8.2	$ 92.8	$ 0.7	$ 1.2	$ 101.0	$ 1.9		$ 137.7
Write-off of Equipment and Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.0	76.6	0.3	0.2				80.1
Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.2	3.9	0.0	0.0				19.9
Facility exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		7.2	2.9	0.2	0.2				12.8
Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges									4.1
Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.8	0.2	0.2	0.1				6.4
Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.0	$ 9.2	0.0	$ 0.7				14.4
Chlor Alkali Products Becancour
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.1		0.4		0.4	1.6	$ 12.4
Chlor Alkali Products Becancour | Write-off of Equipment and Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges								3.5
Chlor Alkali Products Becancour | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges								2.7
Chlor Alkali Products Becancour | Facility exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges								1.0
Chlor Alkali Products Becancour | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges								0.0
Chlor Alkali Products Becancour | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges								0.0
Chlor Alkali Products Becancour | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges								$ 5.2
Chlor Alkali Products and Vinyls Capacity Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 100.1	7.9				100.1
Chlor Alkali Products and Vinyls Capacity Reductions | Write-off of Equipment and Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges	76.6
Chlor Alkali Products and Vinyls Capacity Reductions | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4.1
Chlor Alkali Products and Vinyls Capacity Reductions | Facility exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9.5
Chlor Alkali Products and Vinyls Capacity Reductions | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.0
Chlor Alkali Products and Vinyls Capacity Reductions | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.7
Chlor Alkali Products and Vinyls Capacity Reductions | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9.2
Winchester Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0.2		$ 0.3		$ 0.5	$ 0.3		25.2
Winchester Segment | Write-off of Equipment and Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges									0.0
Winchester Segment | Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges									13.1
Winchester Segment | Facility exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges									2.3
Winchester Segment | Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges									4.1
Winchester Segment | Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges									5.7
Winchester Segment | Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges									$ 0.0